REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2014
Stockholders Equity Reverse Stock Split [Abstract]
Stockholders Equity Reverse Stock Split Disclosure [Text Block]
20 — REVERSE STOCK SPLIT

On July 9, 2015, the Board approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-10. On July 17, 2015, the Company effected a one-for-ten reverse stock split. Upon effectiveness of the reverse stock split, every 10 shares of outstanding common stock decreased to one share of common stock.